Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Comprehensive Income [Abstract]
Net Earnings (Loss)	$ 236	$ (2,794)	$ 5
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation adjustment	(46)	81	(305)
Pension and other post-employment benefit plans	60	13	(34)
Other Comprehensive Income (Loss), Net of Tax, Total	14	94	(339)
Comprehensive Income (Loss)	$ 250	$ (2,700)	$ (334)